Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expenses	¥ 97,819	¥ 170,547
Short-term lease expense	¥ 8,217	¥ 9,657